First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS — 33.9%
	720 East CLO Ltd.
1,000,000	Series 2023-2A, Class D, 10.479% (3-Month Term SOFR+515 basis points), 10/15/2036[2,3,4,5]	$1,036,792
	AIMCO CLO Ltd.
1,500,000	Series 2024-22A, Class E, 11.827% (3-Month Term SOFR+650 basis points), 4/19/2037[2,3,4]	1,539,245
	Alinea CLO Ltd.
1,000,000	Series 2018-1A, Class D, 8.686% (3-Month Term SOFR+336 basis points), 7/20/2031[2,3,4]	1,004,650
	Apidos CLO Ltd.
1,500,000	Series 2018-29A, Class C, 8.335% (3-Month Term SOFR+301 basis points), 7/25/2030[2,3,4,5]	1,502,280
1,150,000	Series 2016-24A, Class DR, 11.386% (3-Month Term SOFR+606 basis points), 10/20/2030[2,3,4]	1,151,866
1,000,000	Series 2017-28A, Class C, 8.086% (3-Month Term SOFR+276 basis points), 1/20/2031[2,3,4]	996,088
750,000	Series 2019-31A, Class ER, 12.190% (3-Month Term SOFR+686 basis points), 4/15/2031[2,3,4]	756,326
1,500,000	Series 2013-15A, Class ERR, 11.286% (3-Month Term SOFR+596 basis points), 4/20/2031[2,3,4]	1,506,809
1,750,000	Series 2015-20A, Class DR, 11.289% (3-Month Term SOFR+596 basis points), 7/16/2031[2,3,4]	1,745,940
1,250,000	Series XXXA, Class C, 8.589% (3-Month Term SOFR+326 basis points), 10/18/2031[2,3,4]	1,246,541
500,000	Series XXXA, Class D, 11.189% (3-Month Term SOFR+586 basis points), 10/18/2031[2,3,4]	502,462
500,000	Series 2022-41A, Class E, 13.655% (3-Month Term SOFR+833 basis points), 10/20/2034[2,3,4]	511,306
750,000	Series 2020-33A, Class ER, 11.935% (3-Month Term SOFR+661 basis points), 10/24/2034[2,3,4]	753,292
	Ares CLO Ltd.
1,000,000	Series 2016-40A, Class CRR, 8.390% (3-Month Term SOFR+306 basis points), 1/15/2029[2,3,4]	1,003,300
750,000	Series 2014-32RA, Class C, 8.484% (3-Month Term SOFR+316 basis points), 5/15/2030[2,3,4,5]	754,178
1,450,000	Series 2018-50A, Class D, 8.490% (3-Month Term SOFR+316 basis points), 1/15/2032[2,3,4,5]	1,453,486
	Assurant CLO Ltd.
500,000	Series 2017-1A, Class ER, 12.786% (3-Month Term SOFR+746 basis points), 10/20/2034[2,3,4]	485,702
	Bain Capital Credit CLO Ltd.
970,000	Series 2020-3A, Class DR, 8.838% (3-Month Term SOFR+351 basis points), 10/23/2034[2,3,4,5]	972,842

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Barings CLO Ltd.
750,000	Series 2018-3A, Class E, 11.336% (3-Month Term SOFR+601 basis points), 7/20/2029[2,3,4]	$753,631
1,120,000	Series 2018-2A, Class C, 8.290% (3-Month Term SOFR+296 basis points), 4/15/2030[2,3,4]	1,123,698
1,000,000	Series 2018-2A, Class D, 11.140% (3-Month Term SOFR+581 basis points), 4/15/2030[2,3,4]	992,364
1,250,000	Series 2015-2A, Class DR, 8.536% (3-Month Term SOFR+321 basis points), 10/20/2030[2,3,4]	1,254,637
500,000	Series 2022-2A, Class E, 13.169% (3-Month Term SOFR+784 basis points), 7/15/2035[2,3,4]	502,524
	Benefit Street Partners CLO Ltd.
250,000	Series 2015-8A, Class DR, 11.186% (3-Month Term SOFR+586 basis points), 1/20/2031[2,3,4]	250,027
	BlueMountain Fuji U.S. CLO Ltd.
1,000,000	Series 2017-1A, Class D, 9.136% (3-Month Term SOFR+381 basis points), 7/20/2029[2,3,4,5]	999,890
1,000,000	Series 2017-2A, Class C, 8.586% (3-Month Term SOFR+326 basis points), 10/20/2030[2,3,4]	989,507
	Bristol Park CLO Ltd.
1,050,000	Series 2016-1A, Class ER, 12.590% (3-Month Term SOFR+726 basis points), 4/15/2029[2,3,4]	1,054,660
	Bryant Park Funding Ltd.
1,000,000	Series 2024-23A, Class E, 12.057% (3-Month Term SOFR+673 basis points), 5/15/2037[2,3,4]	999,171
	Carlyle Global Market Strategies CLO Ltd.
2,000,000	Series 2014-4RA, Class C, 8.490% (3-Month Term SOFR+316 basis points), 7/15/2030[2,3,4]	1,993,211
750,000	Series 2014-4RA, Class D, 11.240% (3-Month Term SOFR+591 basis points), 7/15/2030[2,3,4,5]	736,814
1,500,000	Series 2014-2RA, Class C, 8.384% (3-Month Term SOFR+306 basis points), 5/15/2031[2,3,4,5]	1,501,771
1,000,000	Series 2014-3RA, Class C, 8.536% (3-Month Term SOFR+321 basis points), 7/27/2031[2,3,4]	985,769
1,000,000	Series 2015-4A, Class CR, 9.286% (3-Month Term SOFR+396 basis points), 7/20/2032[2,3,4,5]	1,000,009
	Carlyle U.S. CLO Ltd.
1,450,000	Series 2017-4A, Class C, 8.390% (3-Month Term SOFR+306 basis points), 1/15/2030[2,3,4]	1,453,057
1,000,000	Series 2017-5A, Class D, 10.886% (3-Month Term SOFR+556 basis points), 1/20/2030[2,3,4,5]	995,204
1,000,000	Series 2019-1A, Class D, 12.286% (3-Month Term SOFR+696 basis points), 4/20/2031[2,3,4]	1,005,504

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2023-5A, Class D, 10.423% (3-Month Term SOFR+510 basis points), 1/27/2036[2,3,4,5]	$1,023,288
	Catamaran CLO Ltd.
500,000	Series 2018-1A, Class D, 9.235% (3-Month Term SOFR+391 basis points), 10/25/2031[2,3,4]	496,146
	CBAM Ltd.
1,000,000	Series 2017-1A, Class E, 12.086% (3-Month Term SOFR+676 basis points), 7/20/2030[2,3,4,5]	1,008,672
2,000,000	Series 2017-4A, Class D, 8.190% (3-Month Term SOFR+286 basis points), 1/15/2031[2,3,4]	2,002,581
	Cedar Funding CLO Ltd.
1,000,000	Series 2018-7A, Class E, 10.136% (3-Month Term SOFR+481 basis points), 1/20/2031[2,3,4]	977,713
1,000,000	Series 2016-5A, Class DR, 8.579% (3-Month Term SOFR+326 basis points), 7/17/2031[2,3,4]	1,000,053
	CIFC Funding Ltd.
1,500,000	Series 2017-4A, Class D, 11.685% (3-Month Term SOFR+636 basis points), 10/24/2030[2,3,4,5]	1,507,317
1,000,000	Series 2015-1A, Class ERR, 11.586% (3-Month Term SOFR+626 basis points), 1/22/2031[2,3,4]	996,217
750,000	Series 2013-3RA, Class C, 8.485% (3-Month Term SOFR+316 basis points), 4/24/2031[2,3,4]	753,677
1,500,000	Series 2013-3RA, Class D, 11.485% (3-Month Term SOFR+616 basis points), 4/24/2031[2,3,4]	1,494,290
1,000,000	Series 2014-3A, Class DR2, 8.986% (3-Month Term SOFR+366 basis points), 10/22/2031[2,3,4]	1,001,661
	Crestline Denali CLO Ltd.
1,000,000	Series 2018-1A, Class D, 8.186% (3-Month Term SOFR+286 basis points), 1/20/2030[2,3,4,5]	1,001,256
750,000	Series 2018-1A, Class D, 8.840% (3-Month Term SOFR+351 basis points), 10/15/2031[2,3,4]	751,866
1,000,000	Series 2016-1A, Class DR, 8.938% (3-Month Term SOFR+361 basis points), 10/23/2031[2,3,4]	996,795
	Dewolf Park CLO Ltd.
1,000,000	Series 2017-1A, Class DR, 8.440% (3-Month Term SOFR+311 basis points), 10/15/2030[2,3,4]	997,430
	Dryden Senior Loan Fund
2,631,773	Series 2014-36A, Class AR3, 6.610% (3-Month Term SOFR+128 basis points), 4/15/2029[2,3,4]	2,633,878
1,000,000	Series 2014-36A, Class ER2, 12.470% (3-Month Term SOFR+714 basis points), 4/15/2029[2,3,4,5]	992,649
500,000	Series 2017-54A, Class D, 8.688% (3-Month Term SOFR+336 basis points), 10/19/2029[2,3,4]	495,161

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2015-41A, Class DR, 8.190% (3-Month Term SOFR+286 basis points), 4/15/2031[2,3,4]	$985,720
500,000	Series 2015-40A, Class DR, 8.684% (3-Month Term SOFR+336 basis points), 8/15/2031[2,3,4]	497,915
750,000	Series 2022-106A, Class D, 11.029% (3-Month Term SOFR+570 basis points), 10/15/2035[2,3,4,5]	760,503
	Eaton Vance CLO Ltd.
1,000,000	Series 2015-1A, Class DR, 8.086% (3-Month Term SOFR+276 basis points), 1/20/2030[2,3,4]	999,294
322,787	Series 2018-1A, Class E, 11.590% (3-Month Term SOFR+626 basis points), 10/15/2030[2,3,4]	322,787
	Elmwood CLO Ltd.
2,000,000	Series 2020-1A, Class AR, 6.783% (3-Month Term SOFR+146 basis points), 4/18/2037[2,3,4]	2,009,870
	Flatiron CLO Ltd.
1,000,000	Series 2020-1A, Class ER, 11.731% (3-Month Term SOFR+645 basis points), 5/20/2036[2,3,4]	999,779
750,000	Series 2023-2A, Class E, 13.035% (3-Month Term SOFR+783 basis points), 1/15/2037[2,3,4]	781,538
	Galaxy CLO Ltd.
800,000	Series 2015-21A, Class ER, 10.836% (3-Month Term SOFR+551 basis points), 4/20/2031[2,3,4,5]	800,043
500,000	Series 2018-27A, Class E, 11.368% (3-Month Term SOFR+604 basis points), 5/16/2031[2,3,4]	501,094
750,000	Series 2018-28A, Class D, 8.590% (3-Month Term SOFR+326 basis points), 7/15/2031[2,3,4,5]	753,143
1,000,000	Series 2018-26A, Class E, 11.438% (3-Month Term SOFR+611 basis points), 11/22/2031[2,3,4,5]	1,004,871
	Generate CLO Ltd.
500,000	Series 6A, Class ER, 12.386% (3-Month Term SOFR+706 basis points), 1/22/2035[2,3,4]	502,989
1,000,000	Series 2023-12A, Class E, 13.725% (3-Month Term SOFR+840 basis points), 7/20/2036[2,3,4,5]	1,054,740
1,000,000	Series 3A, Class D2R, 10.225% (3-Month Term SOFR+490 basis points), 10/20/2036[2,3,4]	1,032,800
	Gilbert Park CLO Ltd.
1,450,000	Series 2017-1A, Class D, 8.540% (3-Month Term SOFR+321 basis points), 10/15/2030[2,3,4,5]	1,455,213
	Hartwick Park CLO Ltd.
1,000,000	Series 2023-1A, Class D, 9.841% (3-Month Term SOFR+450 basis points), 1/21/2036[2,3,4]	1,010,055
	HPS Loan Management Ltd.
1,500,000	Series 8A-2016, Class DR, 8.486% (3-Month Term SOFR+316 basis points), 7/20/2030[2,3,4]	1,494,468

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 13A-18, Class DR, 8.281% (3-Month Term SOFR+295 basis points), 10/15/2030[2,3,4]	$1,000,024
500,000	Series 2023-17A, Class E, 13.276% (3-Month Term SOFR+795 basis points), 4/23/2036[2,3,4]	518,502
	KKR CLO Ltd.
1,000,000	Series 44A, Class D, 10.310% (3-Month Term SOFR+500 basis points), 1/20/2036[2,3,4]	1,029,275
	LCM Ltd.
1,220,922	Series 25A, Class AR, 6.425% (3-Month Term SOFR+110 basis points), 7/20/2030[2,3,4,5]	1,221,276
	Long Point Park CLO Ltd.
1,500,000	Series 2017-1A, Class C, 7.979% (3-Month Term SOFR+266 basis points), 1/17/2030[2,3,4,5]	1,503,646
	Magnetite CLO Ltd.
1,000,000	Series 2018-20A, Class E, 10.936% (3-Month Term SOFR+561 basis points), 4/20/2031[2,3,4]	1,004,551
1,100,000	Series 2020-25A, Class E, 11.935% (3-Month Term SOFR+661 basis points), 1/25/2032[2,3,4]	1,110,958
1,250,000	Series 2022-35A, Class ER, 12.574% (3-Month Term SOFR+725 basis points), 10/25/2036[2,3,4]	1,303,001
	Magnetite Ltd.
500,000	Series 2015-15A, Class ER, 10.785% (3-Month Term SOFR+546 basis points), 7/25/2031[2,3,4,5]	502,890
	Marathon CLO Ltd.
1,000,000	Series 2018-12A, Class C, 9.189% (3-Month Term SOFR+386 basis points), 4/18/2031[2,3,4]	992,848
	Mountain View CLO Ltd.
1,000,000	Series 2019-2A, Class DR, 9.932% (3-Month Term SOFR+460 basis points), 7/15/2037[2,3,4]	999,995
	Myers Park CLO Ltd.
800,000	Series 2018-1A, Class D, 8.636% (3-Month Term SOFR+331 basis points), 10/20/2030[2,3,4,5]	802,965
	Neuberger Berman Loan Advisers CLO Ltd.
475,000	Series 2018-27A, Class E, 10.790% (3-Month Term SOFR+546 basis points), 1/15/2030[2,3,4]	475,000
750,000	Series 2017-24A, Class E, 11.608% (3-Month Term SOFR+628 basis points), 4/19/2030[2,3,4]	753,365
1,000,000	Series 2018-28A, Class D, 8.436% (3-Month Term SOFR+311 basis points), 4/20/2030[2,3,4,5]	1,000,396
1,000,000	Series 2018-27A, Class D2R, 0.000% (3-Month Term SOFR+450 basis points), 7/15/2038[2,3,4]	1,000,000
	New Mountain CLO Ltd.
1,000,000	Series CLO-1X, Class ER, 12.270% (3-Month Term SOFR+694 basis points), 10/15/2034[3,4]	1,008,559

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Newark BSL CLO Ltd.
1,000,000	Series 2017-1A, Class D, 11.885% (3-Month Term SOFR+656 basis points), 7/25/2030[2,3,4]	$977,635
	OCP CLO Ltd.
1,500,000	Series 2014-6A, Class CR, 8.779% (3-Month Term SOFR+346 basis points), 10/17/2030[2,3,4]	1,505,540
750,000	Series 2014-5A, Class CR, 8.486% (3-Month Term SOFR+316 basis points), 4/26/2031[2,3,4,5]	746,881
1,000,000	Series 2019-16A, Class DR, 8.709% (3-Month Term SOFR+341 basis points), 4/10/2033[2,3,4]	991,798
1,000,000	Series 2023-30A, Class D, 9.819% (3-Month Term SOFR+450 basis points), 1/24/2037[2,3,4]	1,023,978
1,000,000	Series 2023-30A, Class E, 12.409% (3-Month Term SOFR+709 basis points), 1/24/2037[2,3,4]	1,029,272
1,000,000	Series 2020-20A, Class D1R, 8.893% (3-Month Term SOFR+360 basis points), 4/18/2037[2,3,4]	1,026,067
	Octagon 60 Ltd.
750,000	Series 2022-1A, Class D1, 10.325% (3-Month Term SOFR+500 basis points), 10/20/2035[2,3,4,5]	759,374
	Octagon Investment Partners Ltd.
1,000,000	Series 2018-1A, Class C, 8.536% (3-Month Term SOFR+321 basis points), 7/20/2030[2,3,4]	990,878
2,000,000	Series 2018-18A, Class C, 8.289% (3-Month Term SOFR+296 basis points), 4/16/2031[2,3,4,5]	1,971,480
	OHA Credit Funding Ltd.
1,500,000	Series 2020-5A, Class D, 8.589% (3-Month Term SOFR+326 basis points), 4/18/2033[2,3,4,5]	1,504,828
	OZLM Ltd.
1,000,000	Series 2018-22A, Class C, 8.229% (3-Month Term SOFR+291 basis points), 1/17/2031[2,3,4]	998,896
1,000,000	Series 2017-21A, Class C, 8.256% (3-Month Term SOFR+293 basis points), 1/20/2031[2,3,4]	1,001,265
1,120,000	Series 2018-20A, Class C, 8.536% (3-Month Term SOFR+321 basis points), 4/20/2031[2,3,4]	1,114,202
1,000,000	Series 2018-20A, Class D, 11.386% (3-Month Term SOFR+606 basis points), 4/20/2031[2,3,4,5]	981,978
590,000	Series 2019-23A, Class DR, 9.340% (3-Month Term SOFR+401 basis points), 4/15/2034[2,3,4]	588,658
	Palmer Square Loan Funding Ltd.
500,000	Series 2020-1A, Class SUB, 0.000%, 2/19/2028[2,3,6,7,8]	—
	Post CLO Ltd.
1,000,000	Series 2024-1A, Class E, 12.072% (3-Month Term SOFR+680 basis points), 4/20/2037[2,3,4]	1,015,390

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Regatta Funding Ltd.
1,000,000	Series 2018-2A, Class C, 8.690% (3-Month Term SOFR+336 basis points), 7/15/2031[2,3,4]	$1,000,000
1,000,000	Series 2018-2A, Class CR, 8.690% (3-Month Term SOFR+270 basis points), 7/15/2031[2,3,4]	1,000,000
1,800,000	Series 2018-3A, Class DR, 8.133% (3-Month Term SOFR+280 basis points), 10/25/2031[2,3,4]	1,800,000
500,000	Series 2018-4A, Class C, 8.885% (3-Month Term SOFR+356 basis points), 10/25/2031[2,3,4]	503,370
1,400,000	Series 2018-3A, Class E, 11.535% (3-Month Term SOFR+621 basis points), 10/25/2031[2,3,4]	1,401,593
1,000,000	Series 2018-4A, Class D, 12.085% (3-Month Term SOFR+676 basis points), 10/25/2031[2,3,4]	995,193
1,000,000	Series 2019-2A, Class E, 12.590% (3-Month Term SOFR+726 basis points), 1/15/2033[2,3,4]	1,009,124
2,000,000	Series 2016-1A, Class A1R2, 6.755% (3-Month Term SOFR+141 basis points), 6/20/2034[2,3,4]	2,001,891
1,000,000	Series 2016-1A, Class ER2, 12.005% (3-Month Term SOFR+666 basis points), 6/20/2034[2,3,4]	1,000,766
1,000,000	Series 2023-2A, Class D, 10.478% (3-Month Term SOFR+525 basis points), 1/25/2037[2,3,4]	1,030,687
1,500,000	Series 2017-1A, Class D1R, 9.025% (3-Month Term SOFR+370 basis points), 4/17/2037[2,3,4]	1,497,683
500,000	Series 2017-1A, Class D2R, 10.325% (3-Month Term SOFR+500 basis points), 4/17/2037[2,3,4]	508,338
	Shackleton CLO Ltd.
525,000	Series 2015-7RA, Class D, 8.920% (3-Month Term SOFR+359 basis points), 7/15/2031[2,3,4,5]	522,778
	Signal Peak CLO Ltd.
1,000,000	Series 2019-1A, Class D, 9.441% (3-Month Term SOFR+411 basis points), 4/30/2032[2,3,4]	997,845
1,000,000	Series 2018-5A, Class D1R, 9.526% (3-Month Term SOFR+420 basis points), 4/25/2037[2,3,4]	1,032,872
	Sound Point CLO Ltd.
1,000,000	Series 2017-3A, Class C, 8.586% (3-Month Term SOFR+326 basis points), 10/20/2030[2,3,4,5]	997,067
1,000,000	Series 2017-4A, Class C, 8.086% (3-Month Term SOFR+276 basis points), 1/21/2031[2,3,4,5]	963,185
1,350,000	Series 2018-2A, Class D, 8.586% (3-Month Term SOFR+326 basis points), 7/26/2031[2,3,4]	1,307,768
	Symphony CLO Ltd.
1,225,000	Series 2023-38A, Class D, 10.523% (3-Month Term SOFR+520 basis points), 4/24/2036[2,3,4]	1,252,882

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
500,000	Series 2022-34A, Class DR, 10.573% (3-Month Term SOFR+525 basis points), 7/24/2036[2,3,4]	$514,766
	Texas Debt Capital CLO Ltd.
750,000	Series 2023-2A, Class E, 12.985% (3-Month Term SOFR+766 basis points), 7/21/2035[2,3,4,5]	753,269
	Trinitas CLO Ltd.
1,000,000	Series 2023-25A, Class D1, 10.331% (3-Month Term SOFR+500 basis points), 1/23/2037[2,3,4]	1,031,896
	Upland CLO Ltd.
750,000	Series 2016-1A, Class CR, 8.486% (3-Month Term SOFR+316 basis points), 4/20/2031[2,3,4]	753,610
	Verdelite Static CLO Ltd.
1,000,000	Series 2024-1A, Class D, 0.000% (3-Month Term SOFR+285 basis points), 7/20/2032*,2,3,4	1,000,000
	Voya CLO Ltd.
750,000	Series 2017-1A, Class C, 8.909% (3-Month Term SOFR+359 basis points), 4/17/2030[2,3,4]	752,218
500,000	Series 2013-1A, Class CR, 8.540% (3-Month Term SOFR+321 basis points), 10/15/2030[2,3,4]	500,904
1,000,000	Series 2016-1A, Class CR, 8.236% (3-Month Term SOFR+291 basis points), 1/20/2031[2,3,4]	995,460
1,500,000	Series 2014-1A, Class CR2, 8.389% (3-Month Term SOFR+306 basis points), 4/18/2031[2,3,4,5]	1,499,358
1,250,000	Series 2018-2A, Class D, 8.340% (3-Month Term SOFR+301 basis points), 7/15/2031[2,3,4,5]	1,246,414
1,000,000	Series 2018-3A, Class D, 8.590% (3-Month Term SOFR+326 basis points), 10/15/2031[2,3,4]	995,113
1,000,000	Series 2013-3A, Class CRR, 8.838% (3-Month Term SOFR+351 basis points), 10/18/2031[2,3,4]	990,207
1,000,000	Series 2015-3A, Class CR, 8.736% (3-Month Term SOFR+341 basis points), 10/20/2031[2,3,4]	990,103
1,500,000	Series 2020-3A, Class ER, 11.986% (3-Month Term SOFR+666 basis points), 10/20/2034[2,3,4]	1,488,670
1,000,000	Series 2021-2A, Class E, 12.186% (3-Month Term SOFR+686 basis points), 10/20/2034[2,3,4]	992,964
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $141,135,638)	144,395,390
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
	Alternative Loan Trust
3,912,332	Series 2006-HY10, Class 1X, 0.476%, 5/25/20363,8	74,686
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $118,666)	74,686

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 15.1%
	APPLICATIONS SOFTWARE — 0.2%
42,386	WalkMe Ltd.*,5,7	$592,132
	COMMERCIAL SERVICES-FINANCE — 0.6%
83,923	Nuvei Corp.[5,7]	2,717,427
	COMPUTER SOFTWARE — 0.8%
102,527	HashiCorp, Inc. - Class A*,7	3,454,135
	CONTAINERS-PAPER/PLASTIC — 0.4%
33,217	Westrock Co.	1,669,487
	EDUCATIONAL SOFTWARE — 0.9%
159,744	PowerSchool Holdings, Inc. - Class A*,7	3,576,668
	ELECTRIC-GENERATION — 0.0%
5,436	Atlantica Sustainable Infrastructure[5]	119,320
	ELECTRIC-INTEGRATED — 0.4%
49,636	Avangrid, Inc.[7]	1,763,567
	E-SERVICES/CONSULTING — 0.5%
28,868	Perficient, Inc.*,[7]	2,159,038
	FUNERAL SERVICES & RELATED ITEMS — 0.3%
71,431	Park Lawn Corp.[5]	1,358,030
	HAZARDOUS WASTE DISPOSAL — 0.1%
9,908	Stericycle, Inc.*	575,952
	INVESTMENT MANAGEMENT/ADVISORY SERVICES — 0.5%
64,831	AssetMark Financial Holdings, Inc.*,7	2,239,911
	MEDICAL INSTRUMENTS — 0.3%
50,866	Silk Road Medical, Inc.*	1,375,417
	MEDICAL-BIOMEDICAL/GENERICS — 0.2%
15,683	Cerevel Therapeutics Holdings, Inc.*,7	641,278
	MULTIMEDIA — 0.6%
97,143	Endeavor Group Holdings, Inc. - Class A7	2,625,775
	OIL COMP-EXPLORATION & PRODUCTION — 0.3%
1	Chord Energy Corp.	168
47,877	Marathon Oil Corp.	1,372,633
		1,372,801

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Number of Shares		Value
	OIL FIELD MACHINERY & EQUIPMENT — 0.5%
135,302	U.S. Silica Holdings, Inc.*	$2,090,416
	PIPELINES — 0.7%
223,403	Equitrans Midstream Corp.	2,899,771
	RETAIL-SPORTING GOODS — 0.3%
14,830	Hibbett, Inc.[7]	1,293,324
	SPECIFIED PURPOSE ACQUISITIONS — 4.6%
25,000	99 Acquisition Group, Inc. - Class A*	262,000
23,927	Agriculture & Natural Solutions Acquisition Corp. - Class A*,5	245,013
30,393	AI Transportation Acquisition Corp.*,5	314,872
26,484	Aimei Health Technology Co., Ltd.*,5	274,374
22,855	Alchemy Investments Acquisition Corp. I - Class A*,5	245,234
45,572	Alpha Star Acquisition Corp.*,5,7	525,901
23,770	Alphatime Acquisition Corp.*,5,7	262,421
19,505	AlphaVest Acquisition Corp.*,5,7	214,945
15,935	AP Acquisition Corp. - Class A*,5,7	182,456
11,166	APx Acquisition Corp. I - Class A*,5,7	129,637
21,769	Ares Acquisition Corp. II - Class A*,5,7	232,275
9,593	ARYA Sciences Acquisition Corp. IV - Class A*,5,7	109,552
25,547	Battery Future Acquisition Corp. - Class A*,5,7	281,273
19,012	Bayview Acquisition Corp. - Class A*,5,7	194,683
49,000	Black Hawk Acquisition Corp. - Class A*,5,7	496,860
11,539	Blue Ocean Acquisition Corp. - Class A*,5,7	128,775
7,220	Blue World Acquisition Corp.[5]	81,297
33,514	Bowen Acquisition Corp.*,5,7	353,573
21,837	Bukit Jalil Global Acquisition I Ltd.[5]	231,691
14,219	BurTech Acquisition Corp. - Class A*,7	158,115
14,428	byNordic Acquisition Corp. - Class A*	162,892
4,968	Cactus Acquisition Corp. I Ltd. - Class A5	55,890
50,062	Cartesian Growth Corp. II*,5,7	564,699
8,534	Cartica Acquisition Corp. - Class A*,5,7	96,861
16,280	Centurion Acquisition Corp. - Class A5,9	—
20,349	Centurion Acquisition Corp. - Class B5,9	—
9,632	CF Acquisition Corp. VII - Class A*,7	105,470
4,556	Chenghe Acquisition I Co. - Class A*,5	51,847
38,546	Chenghe Acquisition II Co.*,5	385,845
93,186	Churchill Capital Corp. VII - Class A*,7	1,003,613
15,873	Coliseum Acquisition Corp. - Class A*,5	173,968
15,528	Colombier Acquisition Corp. II - Class A*,5	159,550
13,431	Compass Digital Acquisition Corp. - Class A*,5	146,129
30,000	Constellation Acquisition Corp. I - Class A*,5,7	331,500

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
7	CSLM Acquisition Corp. - Class A*,5	$79
37,746	DT Cloud Acquisition Corp.*,5,7	383,877
25,377	Embrace Change Acquisition Corp.*,5	285,491
16,901	Enphys Acquisition Corp. - Class A*,5	185,573
11,031	EVe Mobility Acquisition Corp. - Class A5	121,231
30,955	Evergreen Corp. - Class A*,5	355,673
23,152	Finnovate Acquisition Corp. - Class A*,5	262,544
13,712	Global Lights Acquisition Corp.*,5	141,302
13,765	GP Act III Acquisition - Class A [5,9]	—
17,206	GP Act III Acquisition - Class B5,9	—
20,384	Haymaker Acquisition Corp. IV*,5	214,236
27,380	Horizon Space Acquisition I Corp.*,5,7	302,549
14,162	InFinT Acquisition Corp.*,5	163,146
29,999	Inflection Point Acquisition Corp. II - Class A*,5,7	317,989
7,473	Integrated Wellness Acquisition Corp. - Class A*,5	86,537
63,492	Investcorp India Acquisition Corp. - Class A*,5,7	721,904
19,750	Israel Acquisitions Corp.*,5,7	217,645
8,484	IX Acquisition Corp. - Class A*,5	96,718
30,164	JVSPAC Acquisition Corp. - Class A*,5	306,466
30,250	Keen Vision Acquisition Corp.*,5	320,045
9,506	Kensington Capital Acquisition Corp. V - Class A*,5	105,374
48,546	Learn CW Investment Corp. - Class A*,5,7	529,151
52,313	Legato Merger Corp. III*,5,7	529,057
1,675	Metal Sky Star Acquisition Corp.*,5	18,944
27,895	Mountain & Co. I Acquisition Corp. - Class A*,5,7	324,977
33,839	Nabors Energy Transition Corp. II - Class A*,5,7	356,325
18,817	Oak Woods Acquisition Corp. - Class A*,5,7	203,788
17,691	Patria Latin American Opportunity Acquisition Corp. - Class A*,5,7	202,297
4,184	Perception Capital Corp. IV*,5	47,405
60,004	Project Energy Reimagined Acquisition Corp. - Class A5,7	650,743
44,923	Pyrophyte Acquisition Corp. - Class A*,5,7	513,919
67,560	Rigel Resource Acquisition Corp. - Class A*,5,7	765,455
159	SDCL EDGE Acquisition Corporation[5]	1,754
15,787	Slam Corp. - Class A*,5	175,709
10,510	Spark I Acquisition Corp.*,5	108,779
74,779	Spring Valley Acquisition Corp. II - Class A*,5	830,795
11,180	Swiftmerge Acquisition Corp. - Class A*,5	121,974
9,947	Target Global Acquisition I Corp. - Class A5	113,296
18,546	TenX Keane Acquisition - Class A*,5	210,312
4,197	TLGY Acquisition Corp. - Class A*,5	47,972
8,689	TMT Acquisition Corp.*,5	95,318
9,353	TortoiseEcofin Acquisition Corp. III - Class A*,5	102,135

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
25,298	Tristar Acquisition I Corp. - Class A*,5,7	$282,073
40,316	Zalatoris II Acquisition Corp. - Class A*,5,7	441,460
		19,425,228
	TRANSPORT-MARINE — 0.2%
113,280	Overseas Shipholding Group, Inc. - Class A7	960,614
	WIRE & CABLE PRODUCTS — 2.7%
38,988	Encore Wire Corp.[7]	11,299,892
	TOTAL COMMON STOCKS
	(Cost $63,749,726)	64,210,183

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 30.9%
	CALL OPTIONS — 27.9%
	S&P 500 Index
	Exercise Price: $4,500.00, Notional Amount: $518,850,000,
1,153	Expiration Date: September 30, 2024*	118,862,770
	TOTAL CALL OPTIONS
	(Cost $118,864,265)	118,862,770
	PUT OPTIONS — 3.0%
	S&P 500 Index
	Exercise Price: $5,185.00, Notional Amount: $76,219,500,
147	Expiration Date: July 31, 2024*	162,876
	Exercise Price: $5,500.00, Notional Amount: $634,150,000,
1,153	Expiration Date: September 30, 2024*	12,900,917
	TOTAL PUT OPTIONS
	(Cost $13,065,479)	13,063,793
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $131,929,744)	131,926,563

Number of Shares
	RIGHTS — 0.0%
1,014	ABIOMED, Inc., Expiration Date: December 30, 2029*,7,9	1,034
	TOTAL RIGHTS
	(Cost $1,034)	1,034
	UNITS — 0.2%
	SPECIFIED PURPOSE ACQUISITIONS — 0.2%
2	Colombier Acquisition Corp. II*,5	21
1	Legato Merger Corp. III*,5	10
23,570	Lionheart Holdings*,5	235,700

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
68,408	Melar Acquisition Corp. I*,5	$684,080
		919,811
	TOTAL UNITS
	(Cost $919,811)	919,811
	WARRANTS — 0.0%
5,176	Colombier Acquisition Corp. II, Expiration Date: December 31, 2028*,5	1,553
6	Haymaker Acquisition Corp. IV, Expiration Date: September 12, 2028*,5	1
12,274	Inflection Point Acquisition Corp. II, Expiration Date: July 17, 2028*,5	1,162
20,570	Keen Vision Acquisition Corp., Expiration Date: September 15, 2028*,5	1,029
10,870	Nabors Energy Transition Corp. II, Expiration Date: September 5, 2028*,5	1,087
5,264	Spark I Acquisition Corp., Expiration Date: November 27, 2028*,5	895
	TOTAL WARRANTS
	(Cost $0)	5,727

	SHORT-TERM INVESTMENTS — 20.8%
88,764,881	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 5.21%[7,10]	88,764,881
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $88,764,881)	88,764,881
	TOTAL INVESTMENTS — 100.9%
	(Cost $426,619,500)	430,298,275

	Liabilities in Excess of Other Assets — (0.9)%	(3,738,722)
	TOTAL NET ASSETS — 100.0%	$426,559,553

	SECURITIES SOLD SHORT — (1.4)%
	COMMON STOCKS — (1.4)%
	OIL COMP-EXPLORATION & PRODUCTION — (1.0)%
(12,138)	ConocoPhillips	(1,388,345)
(78,280)	EQT Corp.	(2,894,794)
		(4,283,139)
	PAPER & RELATED PRODUCTS — (0.4)%
(31,257)	Smurfit Kappa Group (Dublin)[5]	(1,392,473)
(1,960)	Smurfit Kappa Group (Frankfurt)[5]	(87,337)
(1,960)	Smurfit Westrock PLC	(87,850)
		(1,567,660)
	TOTAL COMMON STOCKS
	(Proceeds $6,208,825)	(5,850,799)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $6,208,825)	$(5,850,799)

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (5.2)%
	CALL OPTIONS — (4.1)%
	Carrols Restaurant Group, Inc.
	Exercise Price: $10.00, Notional Amount: $(9,000),
(9)	Expiration Date: September 20, 2024*	$—
	Powerschool Holdings Inc.
	Exercise Price: $22.50, Notional Amount: $(123,750),
(55)	Expiration Date: August 16, 2024*	(550)
	S&P 500 Index
	Exercise Price: $5,500.00, Notional Amount: $(634,150,000),
(1,153)	Expiration Date: September 30, 2024*	(17,398,770)
	TOTAL CALL OPTIONS
	(Proceeds $16,961,889)	(17,399,320)

	PUT OPTIONS — (1.1)%
	S&P 500 Index
	Exercise Price: $5,735.00, Notional Amount: $(84,304,500),
(147)	Expiration Date: July 31, 2024*	(3,560,340)
	Exercise Price: $4,500.00, Notional Amount: $(518,850,000),
(1,153)	Expiration Date: September 30, 2024*	(1,104,574)
	TOTAL PUT OPTIONS
	(Proceeds $4,663,094)	(4,664,914)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $21,624,983)	$(22,064,234)

PLC — Public Limited Company

*	Non-income producing security.

[1]	Local currency.

[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $143,386,831, which represents 33.61% of the total net assets of the Fund.

[3]	Callable.

[4]	Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

[5]	Foreign security denominated in U.S. Dollars.

[6]	Affiliated company.

[7]	All or a portion of this security is segregated as collateral for securities sold short or written options contracts. The market value of the securities pledged as collateral is $19,028,082, which represents 4.46% of the total net assets of the Fund.

[8]	Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

[9]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.

[10]	The rate is the annualized seven-day yield at period end.

First Trust Multi Strategy Fund

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Collateralized Loan Obligations - 0.0%
Palmer Square Loan Funding Ltd.⁽¹⁾⁽²⁾⁽³⁾⁽⁴⁾	78,750	-	(81,883)	-	3,133	-	-
Total	$78,750	$-	$(81,883)	$-	$3,133	$-	$-

First Trust Multi Strategy Fund

	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Palmer Square Loan Funding Ltd.⁽¹⁾⁽²⁾⁽³⁾⁽⁴⁾	500,000	-	-	-	500,000

*	Net of foreign withholding taxes.

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $143,386,831, which represents 33.61% of the total net assets of the Fund.

[2]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral is $17,743,263, which represents 4.16% of the total net assets of the Fund.

[3]	Callable.

[4]	Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.